Accounts Receivable Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable - related parties	$ 265,010	$ 451,031
Accounts Receivable [Member]
Accounts receivable	101,179	208,341
Accounts receivable - related parties	265,010	451,030
Less: allowance for doubtful accounts	101,179	177,716
Total accounts receivable, net	$ 265,010	$ 481,656